INVESTMENTS IN NON-CONSOLIDATED COMPANIES (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of unconsolidated structured entities [line items]
Disclosure of interest in non-consolidated companies

	As of December 31,
	2021	2020

At the beginning of the year	471,306	513,648

Equity in earnings of non-consolidated companies	400,732	57,555
Other comprehensive income	(38,441)	(93,598)
Dividends from non-consolidated companies	(82,122)	(6,299)

At the end of the year	751,475	471,306

The principal investments in non-consolidated companies, all of which are unlisted, except for Usiminas, are:

Company	Country of incorporation	Main activity	Voting rights at		Value at

			December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020

Usinas Siderurgicas de Minas Gerais S.A. - USIMINAS	Brazil	Manufacturing and selling of steel products	34.39%	34.39%	681,711	422,948
Techgen S.A. de C.V.	Mexico	Provision of electric power	48.00%	48.00%	64,140	42,625
Other non-consolidated companies (1)					5,624	5,733

					751,475	471,306
(1)     It includes the investment held in Finma S.A.I.F., Techinst S.A., Recrotek S.R.L. de C.V. and Gas Industrial de Monterrey S.A. de C.V.

USINAS SIDEÚRGICAS DE MINAS GERAIS S.A.
Disclosure of unconsolidated structured entities [line items]
Disclosure of interest in non-consolidated companies
As of December 31, 2021 and 2020, the value of the investment in Usiminas is comprised as follows:

	USIMINAS
Value of investment	As of December 31, 2021	As of December 31, 2020

At the beginning of the year	422,948	486,643
Share of results (1)	379,067	35,580
Other comprehensive income	(38,680)	(93,237)
Dividends	(81,624)	(6,038)

At the end of the year	681,711	422,948
(1) It includes the adjustment of the values associated to the purchase price allocation.
The investment in Usiminas is based in the following calculation:

Usiminas' shareholders' equity	3,897,381
Percentage of interest of the Company over shareholders' equity	20.41%

Interest of the Company over shareholders' equity	795,444

Purchase price allocation	54,141
Goodwill	186,262
Impairment	(354,136)

Total Investment in Usiminas	681,711

Disclosure of interests in non-consolidated companies, summarized balance sheet

Summarized balance sheet (in million $)	As of December 31, 2021	As of December 31, 2020

Assets
Non-current	3,491	3,487
Current	2,325	1,339
Other current investments	75	276
Cash and cash equivalents	1,184	661

Total Assets	7,075	5,763

Liabilities
Non-current	477	540
Non-current borrowings	1,098	1,122
Current	1,104	836
Current borrowings	31	26

Total Liabilities	2,710	2,524

Non-controlling interest	468	378

Shareholders' equity	3,897	2,861

Disclosure of interests in non-consolidated companies, summarized income statement

Summarized income statement (in million $)	Year ended December 31, 2021	Year ended December 31, 2020

Net sales	6,270	3,133
Cost of sales	(4,168)	(2,509)
Gross Profit	2,102	624
Selling, general and administrative expenses	(199)	(161)
Other operating income (loss), net	197	61
Operating income	2,100	524
Financial expenses, net	158	(234)
Equity in earnings of associated companies	41	30
Profit (Loss) before income tax	2,299	320
Income tax benefit	(426)	(97)
Net profit (loss) before non-controlling interest	1,873	223
Non-controlling interest in other subsidiaries	(185)	(117)
Net profit (loss) for the year	1,688	106